Apr-06-05 08:41am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-539 P.002/002 F-775

Paras Madho
Manager
Securities Operations

[redacted]

05049707

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/A/15

1-7537

NYSE

April 6, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
APR 6 2005
1088

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, EARLE M. JORGENSEN COMPANY, Common Stock, $0.001 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on April 6, 2005. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
APR 0 6 2005
THOMSON
FINANCIAL

54003